Derivative Instruments - Schedule of Level 3 Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 43	$ 79
Realized and mark-to-market losses:
Included in cost of sales	(13)	(41)
Purchases and settlements:
Purchases	3	4
Settlements	(23)	(1)
Balance, end of period	10	41
Change in unrealized gains relating to instruments still held at end of period	$ (13)	$ (41)